CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Equity Attributable to Shareholders of SPI Energy Co.Ltd	Noncontrolling Interest	Total
Balances at Dec. 31, 2015	$ 1	$ 475,555	$ (246,068)	$ (16,509)	$ 212,979	$ 3,579	$ 216,558
Balances (in Shares) at Dec. 31, 2015	6,390,652
Net loss			(220,696)		(220,696)	(272)	(220,968)
Foreign currency translation losses				(16,235)	(16,235)	8	(16,227)
Disposition of SPI China (HK) Limited							0
Capital contribution from noncontrolling interest						731	731
Issuance of ordinary shares		5,000			5,000		5,000
Issuance of ordinary shares (shares)	25,000
Exercise of share options		49			49		49
Exercise of share options (in Shares)	1,000
Share-based compensation expense		1,929			1,929		1,929
Balances at Dec. 31, 2016	$ 1	482,533	(466,764)	(32,744)	(16,974)	4,046	(12,928)
Balances (in Shares) at Dec. 31, 2016	6,416,652
Net loss			(91,080)		(91,080)	121	(90,959)
Foreign currency translation losses				(1,130)	(1,130)	(66)	(1,196)
Disposition of SPI China (HK) Limited							0
Issuance of ordinary shares		6,641			6,641		6,641
Issuance of ordinary shares (shares)	834,020
Share-based compensation expense		798			798		798
Balances at Dec. 31, 2017	$ 1	489,972	(557,844)	(33,874)	(101,745)	4,101	(97,644)
Balances (in Shares) at Dec. 31, 2017	7,250,672
Net loss			(12,282)		(12,282)	23	(12,259)
Foreign currency translation losses				(1,241)	(1,241)	(140)	(1,381)
Disposition of SPI China (HK) Limited		107,867			107,867	7	107,874
Option granted in disposition		1,290			1,290		1,290
Forgiveness of receivable from SPI China (HK) Limited		(536)			(536)		(536)
Share-based compensation expense		2,756			2,756		2,756
Share-based compensation expense (shares)	663,460
Reverse stock split rounding shares
Reverse stock split rounding shares (in shares)	(7)
Balances at Dec. 31, 2018	$ 1	$ 601,319	$ (570,126)	$ (35,115)	$ (3,921)	$ 3,991	$ 70
Balances (in Shares) at Dec. 31, 2018	7,914,125